Maturity [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	87 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.49%
Bloomberg December 2028 Maturity Corporate Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.06%	0.91%	4.04%
iShares iBonds Dec 2028 Term Corporate ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	0.84%	4.00%
Performance Inception Date			Sep. 18, 2018
iShares iBonds Dec 2028 Term Corporate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.00%	(0.70%)	2.45%
iShares iBonds Dec 2028 Term Corporate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.10%	(0.04%)	2.40%